UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP Investment Grade Central Fund	-12.69%	1.00%	1.90%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds notably declined in 2022, as a multitude of crosscurrents challenged the global economy and financial markets. The Bloomberg U.S. Aggregate Bond Index returned -13.01% for the year, its worst annual return on record and the first time it ever ceded ground in back-to-back calendar years. In late 2021, the Federal Reserve began its pivot to a tighter monetary policy, tapering the large-scale asset purchases it initially started in 2008, and dramatically expanded in 2020 amid the COVID-19 pandemic. In early 2022, the Fed, faced with persistent inflationary pressure, began implementing an aggressive series of rate hikes, raising its benchmark interest rate seven times, by a total of 4.25 percentage points, between March and December. This represented the fastest-ever pace of monetary tightening and helped push nominal and real (inflation-adjusted) U.S. bond yields to their highest level in more than a decade. Bond prices, which move inversely to yields, fell sharply. Credit spreads significantly widened, as investors demanded more yield for buying corporate debt and other credit-sensitive assets. In November and December, the bond market staged a broad rally (+3.21%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size and pace of rate hikes, but all major market segments lost ground for the 12 months, with higher-quality, shorter-term bonds holding up best. Spread sectors broadly trailed Treasuries on a duration-adjusted basis.
Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:
For the fiscal year ending December 31, 2022, the fund returned -12.69%, slightly outpacing the -13.01% return of the benchmark, the Bloomberg U.S. Aggregate Bond Index. Versus the benchmark, the fund had less interest rate sensitivity, as measured by its shorter duration, during much of the reporting period. This gave the fund a performance edge as interest rates and bond yields climbed. Underweighting mortgage-backed securities also contributed to the fund's relative performance. MBS generally lagged the index, hurt by rapidly declining loan prepayment activity that extended their duration. Additionally, the U.S. Federal Reserve, the biggest buyer of MBS, scaled back its purchases of the securities and planned to eventually sell its holdings in the sector. In contrast, positioning among investment-grade corporate bonds modestly crimped the fund's results. Specifically, the fund had more exposure to BBB-rated bonds, which underperformed their higher-quality counterparts as credit spreads widened. Elsewhere, overweighting commercial mortgage-backed securities and asset-backed securities, including collateralized loan obligations (CLOs), two segments that lagged the benchmark, also hindered the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%*
Foreign investments - 10.4%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 30.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,522,849
3.8% 12/1/57	4,678,000	3,227,508
4.3% 2/15/30	859,000	808,832
4.75% 5/15/46	4,816,000	4,071,514
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,592,557
2.55% 3/21/31	1,698,000	1,396,365
3% 3/22/27	397,000	368,888
4.862% 8/21/46	2,282,000	2,045,486
5.012% 4/15/49	89,000	80,839
		17,114,838
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,580,997
4.7% 3/23/50	2,229,000	2,046,120
		8,627,117
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	885,365
4.4% 4/1/33	1,073,000	918,122
4.908% 7/23/25	1,184,000	1,160,440
5.25% 4/1/53	1,073,000	828,187
5.375% 5/1/47	5,574,000	4,372,483
5.5% 4/1/63	1,073,000	818,174
6.484% 10/23/45	842,000	759,294
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,298,693
3.9% 3/1/38	329,000	283,521
4.65% 7/15/42	779,000	703,327
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	878,479
4.65% 5/15/50	2,883,000	1,982,686
Fox Corp.:
4.03% 1/25/24	389,000	384,489
4.709% 1/25/29	563,000	544,014
5.476% 1/25/39	555,000	505,009
5.576% 1/25/49	368,000	328,326
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,267,000	1,229,963
3.638% 3/15/25 (b)	694,000	659,968
3.755% 3/15/27 (b)	1,357,000	1,222,018
4.054% 3/15/29 (b)	470,000	406,607
4.279% 3/15/32 (b)	1,970,000	1,622,817
5.05% 3/15/42 (b)	996,000	762,022
5.141% 3/15/52 (b)	1,583,000	1,150,788
Time Warner Cable LLC:
4.5% 9/15/42	283,000	207,186
5.5% 9/1/41	521,000	432,365
5.875% 11/15/40	460,000	400,764
6.55% 5/1/37	6,199,000	5,901,826
7.3% 7/1/38	1,160,000	1,150,688
		31,797,621
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,461,000	1,351,814
3.8% 3/15/32 (b)	1,275,000	1,100,266
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,762,279
3.875% 4/15/30	2,705,000	2,450,229
4.375% 4/15/40	404,000	344,773
4.5% 4/15/50	793,000	651,955
		7,661,316
TOTAL COMMUNICATION SERVICES		65,200,892
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	638,000	635,361
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	1,531,000	1,518,769
		2,154,130
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	899,000	896,916
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	490,410
3.6% 7/1/30	615,000	564,051
		1,054,461
Household Durables - 0.0%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,135,000	1,083,737
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,295,115
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	234,000	208,774
AutoZone, Inc.:
3.625% 4/15/25	350,000	338,640
4% 4/15/30	1,629,000	1,508,368
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	198,079
3.75% 4/1/32	649,000	577,311
4.25% 4/1/52	2,647,000	2,098,550
4.45% 4/1/62	2,720,000	2,114,518
4.5% 4/15/30	1,170,000	1,121,270
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	340,606
		8,506,116
TOTAL CONSUMER DISCRETIONARY		14,990,475
CONSUMER STAPLES - 2.1%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	2,684,106
4.9% 2/1/46	3,531,000	3,209,945
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,033,220
4.35% 6/1/40	1,082,000	950,805
4.5% 6/1/50	1,534,000	1,341,695
4.6% 6/1/60	1,135,000	984,449
4.75% 4/15/58	1,764,000	1,548,428
5.45% 1/23/39	1,439,000	1,435,846
5.55% 1/23/49	3,287,000	3,249,521
5.8% 1/23/59 (Reg. S)	3,472,000	3,551,387
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,134,519
5% 5/1/42	4,016,000	3,562,099
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,670,632
3.45% 3/25/30	1,064,000	989,460
		28,346,112
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	190,064
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	4,189,000	3,664,202
3% 5/15/32 (b)	3,400,000	2,607,292
3.625% 1/15/32 (b)	320,000	259,200
5.125% 2/1/28 (b)	1,340,000	1,269,479
5.5% 1/15/30 (b)	380,000	361,578
5.75% 4/1/33 (b)	2,700,000	2,575,206
		10,927,021
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,256,888
4.5% 5/2/43	1,137,000	853,598
4.8% 2/14/29	311,000	298,413
5.375% 1/31/44	1,030,000	907,842
5.95% 2/14/49	407,000	361,917
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,537,257
6.125% 7/27/27 (b)	1,136,000	1,130,506
Reynolds American, Inc.:
4.45% 6/12/25	718,000	702,389
5.7% 8/15/35	373,000	336,693
6.15% 9/15/43	1,227,000	1,094,401
7.25% 6/15/37	909,000	929,436
		12,409,340
TOTAL CONSUMER STAPLES		51,682,473
ENERGY - 3.5%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,508
4.85% 11/15/35	661,000	611,500
		629,008
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,039,281
5.85% 2/1/35	766,000	736,949
Cenovus Energy, Inc. 3.75% 2/15/52	2,600,000	1,825,728
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	403,732
DCP Midstream Operating LP:
3.875% 3/15/23	543,000	539,916
5.6% 4/1/44	376,000	350,573
6.45% 11/3/36 (b)	760,000	744,742
6.75% 9/15/37 (b)	1,037,000	1,045,284
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	1,086,000	1,053,284
Enbridge, Inc.:
4% 10/1/23	863,000	856,049
4.25% 12/1/26	544,000	523,007
Energy Transfer LP:
3.75% 5/15/30	710,000	625,997
3.9% 5/15/24 (c)	405,000	394,438
4.2% 9/15/23	364,000	361,715
4.25% 3/15/23	312,000	311,237
4.5% 4/15/24	387,000	381,491
4.95% 6/15/28	1,242,000	1,200,996
5% 5/15/50	2,045,000	1,633,814
5.25% 4/15/29	629,000	608,215
5.4% 10/1/47	414,000	350,682
5.8% 6/15/38	692,000	633,534
6% 6/15/48	451,000	406,553
6.25% 4/15/49	432,000	401,706
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,418,692
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	3,844,188
Hess Corp.:
4.3% 4/1/27	1,500,000	1,432,580
5.6% 2/15/41	4,059,000	3,836,847
7.125% 3/15/33	308,000	331,733
7.3% 8/15/31	411,000	446,223
7.875% 10/1/29	1,346,000	1,491,814
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	521,000	519,875
6.55% 9/15/40	141,000	141,316
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	681,123
MPLX LP:
4.5% 7/15/23	606,000	603,549
4.8% 2/15/29	345,000	330,144
4.875% 12/1/24	839,000	832,140
4.95% 9/1/32	2,116,000	1,984,144
5.5% 2/15/49	1,036,000	910,531
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,581,049
6.2% 3/15/40	521,000	509,848
6.45% 9/15/36	1,412,000	1,440,240
6.6% 3/15/46	1,751,000	1,801,761
7.5% 5/1/31	2,356,000	2,517,315
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,480,224
5.95% 1/28/31	1,097,000	829,332
6.35% 2/12/48	4,049,000	2,457,996
6.49% 1/23/27	1,175,000	1,072,775
6.5% 3/13/27	1,481,000	1,345,859
6.5% 1/23/29	1,705,000	1,455,831
6.7% 2/16/32	1,810,000	1,418,588
6.75% 9/21/47	3,713,000	2,364,735
6.84% 1/23/30	5,684,000	4,700,668
6.95% 1/28/60	2,417,000	1,529,357
7.69% 1/23/50	4,972,000	3,436,895
Phillips 66 Co. 3.85% 4/9/25	188,000	183,379
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	351,162
3.6% 11/1/24	426,000	411,864
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,268,165
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,280,994
3.9% 1/15/25	373,000	363,239
4.3% 3/4/24	1,671,000	1,650,788
4.5% 11/15/23	537,000	533,038
4.55% 6/24/24	4,091,000	4,046,231
4.65% 8/15/32	2,206,000	2,053,574
5.3% 8/15/52	500,000	447,073
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	270,752
3.95% 5/15/50	1,007,000	765,715
Western Gas Partners LP:
3.95% 6/1/25	266,000	251,785
4.5% 3/1/28	613,000	562,428
4.65% 7/1/26	2,778,000	2,636,489
4.75% 8/15/28	354,000	323,305
		85,576,276
TOTAL ENERGY		86,205,284
FINANCIALS - 14.7%
Banks - 6.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,585,617
3.3% 1/11/23	1,332,000	1,331,544
3.419% 12/20/28 (c)	5,817,000	5,267,464
3.5% 4/19/26	1,541,000	1,470,641
3.864% 7/23/24 (c)	1,340,000	1,327,860
3.95% 4/21/25	1,265,000	1,231,108
4.2% 8/26/24	6,127,000	6,032,210
4.25% 10/22/26	1,307,000	1,262,496
4.45% 3/3/26	465,000	455,638
5.015% 7/22/33 (c)	17,054,000	16,190,930
Barclays PLC:
2.852% 5/7/26 (c)	2,482,000	2,306,337
4.375% 1/12/26	1,908,000	1,846,354
5.088% 6/20/30 (c)	2,253,000	2,075,149
5.2% 5/12/26	1,908,000	1,855,521
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,123,654
Citigroup, Inc.:
3.352% 4/24/25 (c)	1,521,000	1,474,881
3.875% 3/26/25	2,914,000	2,833,185
4.3% 11/20/26	532,000	514,625
4.412% 3/31/31 (c)	3,258,000	2,991,810
4.45% 9/29/27	5,245,000	5,000,627
4.6% 3/9/26	673,000	661,034
4.91% 5/24/33 (c)	3,492,000	3,270,024
5.5% 9/13/25	1,694,000	1,704,368
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,105,956
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	663,832
Discover Bank 4.2% 8/8/23	874,000	868,312
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	512,000	507,551
HSBC Holdings PLC:
4.25% 3/14/24	675,000	663,018
4.95% 3/31/30	437,000	416,768
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,279,042
5.71% 1/15/26 (b)	3,922,000	3,769,041
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,090,917
3.797% 7/23/24 (c)	1,754,000	1,736,572
3.875% 9/10/24	13,419,000	13,135,450
4.125% 12/15/26	4,319,000	4,173,175
4.493% 3/24/31 (c)	3,926,000	3,666,713
4.586% 4/26/33 (c)	12,887,000	11,930,309
4.912% 7/25/33 (c)	2,729,000	2,598,354
5.717% 9/14/33 (c)	2,500,000	2,440,134
NatWest Group PLC:
3.073% 5/22/28 (c)	1,427,000	1,275,238
5.125% 5/28/24	6,295,000	6,235,575
NatWest Markets PLC 2.375% 5/21/23 (b)	2,667,000	2,633,029
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,230,280
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	1,754,000	1,504,901
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,491,676
1.488% 12/14/26 (b)(c)	2,986,000	2,595,322
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,323,947
3.526% 3/24/28 (c)	2,893,000	2,678,921
4.478% 4/4/31 (c)	4,386,000	4,111,461
4.897% 7/25/33 (c)	5,000,000	4,747,666
5.013% 4/4/51 (c)	6,470,000	5,736,508
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	976,543
		157,399,288
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,629,770
4.25% 2/15/24	1,315,000	1,298,559
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	3,502,675
4.2% 6/10/24	2,732,000	2,637,366
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,245,000	2,868,776
3.75% 3/26/25	1,429,000	1,286,157
3.8% 6/9/23	2,632,000	2,562,910
3.869% 1/12/29 (b)(c)	1,233,000	988,309
4.194% 4/1/31 (b)(c)	2,950,000	2,290,068
4.55% 4/17/26	790,000	696,759
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,486,207
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,244,704
3.102% 2/24/33 (c)	1,545,000	1,254,510
3.2% 2/23/23	2,193,000	2,187,499
3.691% 6/5/28 (c)	12,774,000	11,868,719
3.8% 3/15/30	4,751,000	4,271,028
4.25% 10/21/25	696,000	679,259
6.75% 10/1/37	689,000	735,179
Moody's Corp.:
3.25% 1/15/28	732,000	674,730
3.75% 3/24/25	1,557,000	1,513,821
4.875% 2/15/24	687,000	684,787
Morgan Stanley:
3.125% 1/23/23	7,975,000	7,967,680
3.125% 7/27/26	6,737,000	6,284,084
3.622% 4/1/31 (c)	3,078,000	2,687,105
3.625% 1/20/27	3,374,000	3,181,733
3.737% 4/24/24 (c)	1,534,000	1,525,707
4.431% 1/23/30 (c)	1,348,000	1,254,589
4.889% 7/20/33 (c)	6,522,000	6,127,558
5% 11/24/25	4,489,000	4,475,469
6.296% 10/18/28 (c)	2,500,000	2,580,761
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,480,739
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,538,323
4.125% 9/24/25 (b)	1,614,000	1,569,332
		90,034,872
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,125,092
2.45% 10/29/26	1,236,000	1,080,810
2.875% 8/14/24	1,839,000	1,741,136
3% 10/29/28	1,295,000	1,084,919
3.3% 1/30/32	1,385,000	1,082,739
3.5% 1/15/25	2,546,000	2,424,756
4.125% 7/3/23	1,286,000	1,277,012
4.45% 4/3/26	959,000	915,303
4.875% 1/16/24	1,538,000	1,523,327
6.5% 7/15/25	1,112,000	1,126,765
Ally Financial, Inc.:
1.45% 10/2/23	678,000	657,260
3.05% 6/5/23	2,954,000	2,920,569
5.125% 9/30/24	656,000	649,509
5.8% 5/1/25	1,606,000	1,597,580
7.1% 11/15/27	2,560,000	2,604,449
8% 11/1/31	829,000	855,815
Capital One Financial Corp.:
2.6% 5/11/23	2,292,000	2,273,412
2.636% 3/3/26 (c)	1,495,000	1,400,286
3.273% 3/1/30 (c)	1,912,000	1,634,702
3.65% 5/11/27	4,134,000	3,889,320
3.8% 1/31/28	2,165,000	2,023,568
4.927% 5/10/28 (c)	2,300,000	2,226,647
4.985% 7/24/26 (c)	2,151,000	2,106,709
5.247% 7/26/30 (c)	2,770,000	2,638,000
Discover Financial Services:
3.95% 11/6/24	873,000	849,733
4.1% 2/9/27	875,000	823,370
4.5% 1/30/26	1,437,000	1,389,014
6.7% 11/29/32	537,000	545,848
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,184,388
5.584% 3/18/24	1,916,000	1,890,805
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,101,197
4.25% 8/15/24	2,051,000	2,003,901
4.375% 3/19/24	1,677,000	1,646,808
5.15% 3/19/29	2,576,000	2,437,592
Toyota Motor Credit Corp. 2.9% 3/30/23	2,377,000	2,367,566
		64,099,907
Diversified Financial Services - 1.0%
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,826,500
7.05% 9/29/25 (b)	2,656,000	2,634,943
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,359,447
4.125% 6/15/26	1,425,000	1,343,644
4.125% 5/15/29	1,549,000	1,384,901
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	646,000	619,304
3.65% 4/5/27 (b)	2,280,000	2,125,395
3.85% 4/5/29 (b)	904,000	823,370
3.9% 4/5/32 (b)	1,076,000	939,743
4.35% 4/5/42 (b)	245,000	200,986
4.4% 4/5/52 (b)	724,000	573,828
Equitable Holdings, Inc.:
3.9% 4/20/23	208,000	207,313
4.35% 4/20/28	1,304,000	1,242,405
Jackson Financial, Inc.:
5.17% 6/8/27	1,014,000	999,029
5.67% 6/8/32	1,281,000	1,202,703
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	1,871,000	1,846,601
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,618,329
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,539,898
		25,488,339
Insurance - 1.0%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	763,696
3.375% 4/7/30 (b)	2,257,000	1,983,906
American International Group, Inc. 2.5% 6/30/25	2,432,000	2,289,485
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	2,866,017
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,173,072
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,178,384
4.75% 3/15/39	560,000	514,576
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,167,842
MetLife, Inc. 4.55% 3/23/30	3,527,000	3,466,907
Metropolitan Life Global Funding I 3% 1/10/23 (b)	809,000	808,725
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,451,372
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	552,444
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,499,125
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	528,552
Unum Group:
3.875% 11/5/25	1,491,000	1,423,756
4% 6/15/29	1,353,000	1,222,212
5.75% 8/15/42	2,232,000	2,006,237
		24,896,308
TOTAL FINANCIALS		361,918,714
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,537,256
2.625% 8/1/31	1,403,000	1,100,127
3.375% 2/15/30	1,564,000	1,322,159
4.25% 12/15/27	1,762,000	1,652,515
4.625% 12/15/29	2,738,000	2,502,082
Cigna Corp.:
3.05% 10/15/27	982,000	898,488
4.375% 10/15/28	1,860,000	1,793,847
4.8% 8/15/38	1,158,000	1,074,662
4.9% 12/15/48	1,157,000	1,042,471
CVS Health Corp.:
3% 8/15/26	192,000	179,338
3.625% 4/1/27	551,000	522,871
4.78% 3/25/38	1,830,000	1,667,009
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,086,720
3.625% 3/15/32 (b)	287,000	242,846
5.625% 9/1/28	1,311,000	1,305,250
5.875% 2/1/29	1,446,000	1,441,482
Humana, Inc. 3.7% 3/23/29	827,000	757,151
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,135,472
Toledo Hospital 5.325% 11/15/28	647,000	505,372
		23,767,118
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,296,423
Elanco Animal Health, Inc. 6.4% 8/28/28 (c)	409,000	389,168
Mylan NV 4.55% 4/15/28	1,227,000	1,135,072
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	731,064
Viatris, Inc.:
1.65% 6/22/25	302,000	273,519
2.7% 6/22/30	1,533,000	1,198,552
3.85% 6/22/40	668,000	447,893
4% 6/22/50	1,153,000	710,407
Zoetis, Inc. 3.25% 2/1/23	506,000	505,262
		6,687,360
TOTAL HEALTH CARE		30,454,478
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	614,160
The Boeing Co.:
5.04% 5/1/27	909,000	898,981
5.15% 5/1/30	909,000	886,856
5.705% 5/1/40	920,000	877,277
5.805% 5/1/50	920,000	853,002
5.93% 5/1/60	908,000	827,137
		4,957,413
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	306,935
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	407,000	406,613
3% 9/15/23	269,000	264,437
3.375% 7/1/25	1,977,000	1,869,888
3.875% 7/3/23	1,712,000	1,696,539
4.25% 2/1/24	1,761,000	1,730,660
4.25% 9/15/24	1,093,000	1,069,388
		7,037,525
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	612,673
4.25% 4/15/26 (b)	485,000	439,677
4.375% 5/1/26 (b)	1,433,000	1,305,672
5.25% 5/15/24 (b)	1,170,000	1,146,694
		3,504,716
TOTAL INDUSTRIALS		15,806,589
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	401,220
6.02% 6/15/26	480,000	489,675
6.1% 7/15/27	729,000	748,941
6.2% 7/15/30	631,000	641,489
		2,281,325
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	430,756
2.45% 2/15/31 (b)	4,340,000	3,418,266
2.6% 2/15/33 (b)	4,340,000	3,257,592
3.5% 2/15/41 (b)	3,505,000	2,488,668
3.75% 2/15/51 (b)	1,645,000	1,135,673
		10,730,955
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,783,281
2.3% 3/25/28	3,147,000	2,725,839
2.8% 4/1/27	1,797,000	1,635,261
2.875% 3/25/31	3,303,000	2,738,607
3.6% 4/1/40	1,797,000	1,318,299
		10,201,287
TOTAL INFORMATION TECHNOLOGY		23,213,567
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,245,050
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	178,177
3.625% 4/15/32	989,000	831,913
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	983,748
4.5% 12/1/28	1,193,000	1,105,956
6.75% 12/1/27	1,655,000	1,706,481
Corporate Office Properties LP:
2% 1/15/29	199,000	152,613
2.25% 3/15/26	510,000	447,129
2.75% 4/15/31	509,000	380,936
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	335,656
3.5% 8/1/26	419,000	389,987
Healthpeak Properties, Inc.:
3.25% 7/15/26	176,000	166,129
3.5% 7/15/29	201,000	178,875
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	2,028,231
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,271,209
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,818,726
4.75% 9/15/30	2,980,000	2,623,401
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	446,069
4.4% 6/15/24	442,000	429,408
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,406,183
3.375% 2/1/31	1,027,000	791,642
3.625% 10/1/29	1,814,000	1,488,184
4.375% 8/1/23	381,000	378,833
4.5% 1/15/25	821,000	797,734
4.5% 4/1/27	4,967,000	4,651,278
4.75% 1/15/28	1,958,000	1,804,165
4.95% 4/1/24	415,000	408,903
5.25% 1/15/26	1,744,000	1,707,737
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	315,665
Realty Income Corp.:
2.2% 6/15/28	244,000	208,953
2.85% 12/15/32	301,000	244,099
3.25% 1/15/31	313,000	271,423
3.4% 1/15/28	489,000	450,281
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	286,753
5% 12/15/23	226,000	223,455
Simon Property Group LP 2.45% 9/13/29	499,000	416,610
SITE Centers Corp.:
3.625% 2/1/25	694,000	654,992
4.25% 2/1/26	906,000	853,313
Store Capital Corp.:
2.75% 11/18/30	2,676,000	2,053,794
4.625% 3/15/29	550,000	492,722
Sun Communities Operating LP:
2.3% 11/1/28	512,000	426,227
2.7% 7/15/31	1,323,000	1,044,271
Ventas Realty LP:
3% 1/15/30	2,340,000	1,963,093
3.5% 2/1/25	1,976,000	1,897,753
4% 3/1/28	688,000	636,137
4.125% 1/15/26	478,000	463,633
4.375% 2/1/45	234,000	181,374
4.75% 11/15/30	3,072,000	2,868,336
VICI Properties LP:
4.375% 5/15/25	256,000	248,276
4.75% 2/15/28	2,029,000	1,924,847
4.95% 2/15/30	2,648,000	2,520,677
5.125% 5/15/32	720,000	666,684
Vornado Realty LP 2.15% 6/1/26	578,000	488,405
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	929,033
3.85% 7/15/29	391,000	351,224
4% 2/1/25	1,644,000	1,601,952
		54,838,335
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	1,415,000	1,187,686
4.1% 10/1/24	1,555,000	1,479,604
4.55% 10/1/29	1,792,000	1,498,122
7.55% 3/15/28	2,334,000	2,288,905
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,346,236
Tanger Properties LP:
2.75% 9/1/31	1,346,000	974,639
3.125% 9/1/26	1,874,000	1,701,755
		10,476,947
TOTAL REAL ESTATE		65,315,282
UTILITIES - 1.3%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,749,046
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	899,088
3.743% 5/1/26	4,043,000	3,817,021
Duke Energy Corp. 2.45% 6/1/30	854,000	702,236
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	320,857
2.775% 1/7/32 (b)	1,402,000	1,096,602
Entergy Corp. 2.8% 6/15/30	876,000	739,904
Eversource Energy 2.8% 5/1/23	1,567,000	1,559,025
Exelon Corp.:
2.75% 3/15/27	449,000	411,771
3.35% 3/15/32	546,000	474,197
4.05% 4/15/30	534,000	495,764
4.1% 3/15/52	404,000	322,822
4.7% 4/15/50	238,000	207,314
FirstEnergy Corp. 7.375% 11/15/31	1,052,000	1,184,815
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	641,490
		14,621,952
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	494,958	508,662
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	543,286
The AES Corp.:
2.45% 1/15/31	673,000	535,386
3.3% 7/15/25 (b)	2,635,000	2,484,543
3.95% 7/15/30 (b)	2,298,000	2,026,836
		5,590,051
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,754,308
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	217,646
NiSource, Inc.:
2.95% 9/1/29	2,624,000	2,275,776
3.6% 5/1/30	1,602,000	1,426,453
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	921,536
4.224% 3/15/32	1,875,000	1,663,966
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	437,000	365,568
		10,625,253
TOTAL UTILITIES		31,345,918
TOTAL NONCONVERTIBLE BONDS (Cost $828,614,798)		746,133,672

U.S. Treasury Obligations - 41.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	7,731,804
1.75% 8/15/41	43,542,800	29,797,903
1.875% 11/15/51	13,856,800	8,776,334
2% 11/15/41	16,500,000	11,781,387
2% 8/15/51	108,411,200	70,983,927
2.25% 2/15/52	36,300,000	25,242,680
2.875% 5/15/52	23,300,000	18,752,851
3% 2/15/47 (e)	25,251,500	20,669,734
3.375% 8/15/42	34,200,000	30,566,250
U.S. Treasury Notes:
0.125% 8/15/23	24,017,700	23,352,522
0.125% 8/31/23	35,211,900	34,148,666
0.25% 7/31/25	83,520,600	75,367,554
0.375% 12/31/25	17,431,400	15,578,633
0.75% 3/31/26	52,072,200	46,671,743
0.75% 4/30/26	41,407,700	37,016,219
0.75% 8/31/26	15,336,200	13,579,127
1.125% 8/31/28	38,104,900	32,535,035
1.25% 5/31/28	78,257,700	67,754,049
1.75% 1/31/29	24,900,000	21,871,149
1.875% 2/28/27	6,800,000	6,227,844
2.25% 4/30/24	17,808,000	17,243,153
2.375% 3/31/29	20,000,000	18,185,938
2.5% 1/31/24	23,709,700	23,149,373
2.5% 3/31/27	25,000,000	23,459,961
2.625% 7/31/29	11,300,000	10,405,270
2.75% 8/15/32	36,698,000	33,418,116
2.875% 5/15/32	52,575,000	48,451,148
3.875% 11/30/27 (f)	55,000,000	54,699,219
3.875% 11/30/29 (e)	123,000,000	122,173,570
4.125% 10/31/27	10,000,000	10,036,719
4.125% 11/15/32	55,800,000	56,942,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,172,060,217)		1,016,570,034

U.S. Government Agency - Mortgage Securities - 26.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.6%
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	1,833	1,837
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	2,195	2,214
12 month U.S. LIBOR + 1.630% 3.28% 11/1/36 (c)(d)	25,273	25,385
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (c)(d)	17,312	17,515
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	17,174	17,331
12 month U.S. LIBOR + 1.750% 2.617% 7/1/35 (c)(d)	1,732	1,736
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(d)	6,906	6,926
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	8,017	8,111
12 month U.S. LIBOR + 1.810% 3.999% 7/1/41 (c)(d)	11,218	11,388
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	5,748	5,805
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(d)	6,907	6,955
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	5,613	5,582
12 month U.S. LIBOR + 1.950% 3.556% 9/1/36 (c)(d)	12,793	12,822
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	4,825	4,904
6 month U.S. LIBOR + 1.310% 3.438% 5/1/34 (c)(d)	10,468	10,384
6 month U.S. LIBOR + 1.420% 2.572% 9/1/33 (c)(d)	18,187	17,965
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (c)(d)	1,196	1,209
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	2,028	2,062
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	18,703	18,912
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	1,672	1,695
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.443% 8/1/36 (c)(d)	21,655	22,057
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	3,145	3,209
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.598% 5/1/35 (c)(d)	4,766	4,859
1.5% 11/1/40 to 11/1/41	2,714,669	2,208,425
2% 10/1/35 to 2/1/52	30,674,540	25,314,268
2.5% 7/1/31 to 6/1/52	24,363,380	21,141,881
3% 8/1/32 to 3/1/52	22,654,296	20,448,133
3.5% 8/1/37 to 1/1/52	11,632,416	10,769,504
4% 7/1/39 to 1/1/53	20,120,909	19,136,768
4.5% to 4.5% 5/1/25 to 9/1/49	6,117,911	6,042,345
5% 3/1/23 to 12/1/52	4,095,660	4,097,136
5.5% 10/1/52 to 11/1/52	3,559,820	3,579,949
6% 10/1/34 to 1/1/42	980,221	1,021,028
6.5% 12/1/23 to 8/1/36	176,321	184,434
7% to 7% 11/1/23 to 2/1/32	25,470	26,107
7.5% to 7.5% 9/1/25 to 11/1/31	30,891	32,192
8.5% 6/1/25	94	96
TOTAL FANNIE MAE		114,213,129
Freddie Mac - 4.7%
12 month U.S. LIBOR + 1.370% 3.141% 3/1/36 (c)(d)	14,150	14,010
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	2,164	2,181
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	8,653	8,682
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	17,463	17,604
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	18,280	18,461
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (c)(d)	22,681	22,921
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	5,714	5,787
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	180	180
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	2,837	2,861
6 month U.S. LIBOR + 1.650% 4.177% 4/1/35 (c)(d)	12,212	12,323
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(d)	2,032	2,085
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	1,819	1,841
1.5% 12/1/40 to 4/1/41	442,159	361,575
2% 4/1/41 to 2/1/52	13,344,516	10,961,554
2.5% 8/1/32 to 7/1/52	24,841,758	21,268,839
3% 6/1/31 to 5/1/52	31,772,975	28,130,369
3.5% 3/1/32 to 4/1/52	39,518,452	36,459,758
4% 5/1/37 to 6/1/48	6,929,870	6,694,478
4.5% 7/1/25 to 10/1/52	7,952,044	7,771,944
5% 1/1/40 to 12/1/52	3,733,090	3,739,325
5.5% 10/1/52	899,301	904,387
6% 4/1/32 to 8/1/37	99,358	102,735
7.5% 8/1/26 to 11/1/31	3,849	4,070
8% 4/1/27 to 5/1/27	290	301
8.5% 5/1/27 to 1/1/28	579	599
TOTAL FREDDIE MAC		116,508,870
Ginnie Mae - 6.5%
3% 12/20/42 to 4/20/50	4,397,560	3,969,779
3.5% 12/20/40 to 1/20/50	1,559,384	1,453,207
4% 3/15/40 to 4/20/48	6,464,296	6,221,161
4.5% 5/15/39 to 5/20/41	1,308,372	1,289,890
5% 3/15/39 to 4/20/48	743,591	751,687
6.5% 4/15/35 to 11/15/35	15,249	16,039
7% 1/15/28 to 7/15/32	94,303	98,011
7.5% to 7.5% 1/15/24 to 10/15/28	16,084	16,595
8% 3/15/30 to 9/15/30	2,169	2,295
2% 2/20/51	2,025,226	1,709,039
2% 1/1/53 (g)	7,000,000	5,872,790
2% 1/1/53 (g)	2,300,000	1,929,631
2% 1/1/53 (g)	2,300,000	1,929,631
2% 1/1/53 (g)	2,350,000	1,971,580
2% 1/1/53 (g)	4,650,000	3,901,211
2% 1/1/53 (g)	3,400,000	2,852,498
2% 1/1/53 (g)	5,200,000	4,362,644
2% 1/1/53 (g)	2,500,000	2,097,425
2% 1/1/53 (g)	4,600,000	3,859,262
2% 1/1/53 (g)	11,800,000	9,899,846
2% 2/1/53 (g)	9,450,000	7,936,756
2% 2/1/53 (g)	11,800,000	9,910,447
2% 3/1/53 (g)	2,350,000	1,975,251
2.5% 7/20/51 to 12/20/51	2,550,354	2,217,765
2.5% 1/1/53 (g)	5,650,000	4,894,274
2.5% 1/1/53 (g)	3,100,000	2,685,354
2.5% 1/1/53 (g)	2,900,000	2,512,105
2.5% 1/1/53 (g)	5,850,000	5,067,523
2.5% 1/1/53 (g)	3,650,000	3,161,788
2.5% 1/1/53 (g)	3,650,000	3,161,788
2.5% 1/1/53 (g)	900,000	779,619
2.5% 1/1/53 (g)	8,800,000	7,622,940
2.5% 2/1/53 (g)	11,900,000	10,316,661
3% 1/1/53 (g)	2,450,000	2,182,157
3% 1/1/53 (g)	1,500,000	1,336,015
3% 1/1/53 (g)	3,700,000	3,295,503
3% 1/1/53 (g)	775,000	690,274
3% 1/1/53 (g)	1,500,000	1,336,015
3% 1/1/53 (g)	3,950,000	3,518,172
3% 1/1/53 (g)	1,325,000	1,180,146
3% 2/1/53 (g)	6,050,000	5,391,665
3% 2/1/53 (g)	1,500,000	1,336,776
3.5% 1/1/53 (g)	3,900,000	3,583,242
3.5% 1/1/53 (g)	3,750,000	3,445,425
3.5% 1/1/53 (g)	2,850,000	2,618,523
3.5% 2/1/53 (g)	5,600,000	5,147,574
4% 1/1/53 (g)	3,200,000	3,029,350
4.5% 1/1/53 (g)	4,800,000	4,657,543
TOTAL GINNIE MAE		159,194,872
Uniform Mortgage Backed Securities - 10.2%
1.5% 1/1/38 (g)	1,950,000	1,692,707
1.5% 1/1/38 (g)	7,850,000	6,814,229
1.5% 1/1/38 (g)	1,950,000	1,692,707
1.5% 1/1/38 (g)	1,850,000	1,605,901
1.5% 1/1/38 (g)	3,800,000	3,298,608
1.5% 2/1/38 (g)	5,900,000	5,129,128
1.5% 2/1/38 (g)	3,900,000	3,390,441
1.5% 1/1/53 (g)	8,050,000	6,213,110
1.5% 1/1/53 (g)	1,900,000	1,466,448
1.5% 1/1/53 (g)	2,925,000	2,257,559
2% 1/1/38 (g)	3,400,000	3,028,550
2% 1/1/38 (g)	5,700,000	5,077,276
2% 1/1/38 (g)	1,700,000	1,514,275
2% 1/1/38 (g)	1,700,000	1,514,275
2% 1/1/38 (g)	3,450,000	3,073,088
2% 1/1/38 (g)	1,000,000	890,750
2% 2/1/38 (g)	5,400,000	4,816,378
2% 2/1/38 (g)	4,700,000	4,192,033
2% 2/1/38 (g)	3,300,000	2,943,342
2% 1/1/53 (g)	7,200,000	5,876,775
2% 1/1/53 (g)	14,350,000	11,712,740
2% 1/1/53 (g)	3,600,000	2,938,388
2% 1/1/53 (g)	3,600,000	2,938,388
2% 1/1/53 (g)	700,000	571,353
2% 1/1/53 (g)	3,600,000	2,938,388
2% 1/1/53 (g)	14,450,000	11,794,362
2% 1/1/53 (g)	7,150,000	5,835,964
2% 1/1/53 (g)	11,350,000	9,264,083
2% 1/1/53 (g)	300,000	244,866
2% 1/1/53 (g)	14,350,000	11,712,740
2% 2/1/53 (g)	7,350,000	6,006,099
2% 2/1/53 (g)	14,650,000	11,971,340
2% 2/1/53 (g)	750,000	612,867
2% 2/1/53 (g)	7,350,000	6,006,099
2% 2/1/53 (g)	7,350,000	6,006,099
2.5% 1/1/38 (g)	8,400,000	7,695,188
2.5% 1/1/53 (g)	10,400,000	8,817,250
2.5% 1/1/53 (g)	3,450,000	2,924,953
2.5% 1/1/53 (g)	15,800,000	13,395,438
2.5% 1/1/53 (g)	1,950,000	1,653,234
2.5% 1/1/53 (g)	6,350,000	5,383,609
2.5% 1/1/53 (g)	9,850,000	8,350,953
2.5% 1/1/53 (g)	4,050,000	3,433,641
2.5% 2/1/53 (g)	13,900,000	11,795,454
2.5% 2/1/53 (g)	6,350,000	5,388,571
2.5% 2/1/53 (g)	6,150,000	5,218,852
3% 1/1/53 (g)	2,450,000	2,152,363
3% 1/1/53 (g)	4,900,000	4,304,726
3.5% 1/1/53 (g)	1,500,000	1,364,179
4% 1/1/53 (g)	3,850,000	3,614,186
4.5% 1/1/53 (g)	3,100,000	2,988,109
5% 1/1/53 (g)	900,000	887,485
5.5% 1/1/53 (g)	3,400,000	3,410,095
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		249,819,642
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $665,423,269)		639,736,513

Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	789,973	478,657
Series 2019-1 Class A, 3.844% 5/15/39 (b)	637,548	416,012
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,566,098	1,158,956
Class B, 4.458% 10/16/39 (b)	315,410	100,941
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,706,936	1,364,831
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,389,831	2,732,583
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	529,405	520,189
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(d)	1,280,878	1,246,818
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (b)(c)(d)	3,132,569	3,036,430
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	1,736,000	1,688,772
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(d)	1,532,085	1,489,012
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	463,801	371,519
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(d)	1,676,859	1,644,724
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (b)(c)(d)	1,039,487	1,007,702
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(d)	1,931,133	1,887,234
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(d)	2,545,000	2,442,589
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (b)(c)(d)	2,173,138	2,109,020
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(d)	665,897	652,342
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(d)	1,292,534	1,257,652
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (b)(c)(d)	2,282,638	2,217,592
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (b)(c)(d)	2,070,385	2,037,447
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (b)(c)(d)	2,560,000	2,519,163
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(d)	1,953,217	1,895,517
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	1,942,367	1,589,306
Class AA, 2.487% 12/16/41 (b)(c)	186,317	169,753
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,400,254	1,971,584
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(d)	1,909,991	1,883,427
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,234,572	1,043,378
Class B, 5.095% 4/15/39 (b)	666,261	493,817
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	793,816	695,769
Series 2021-1A Class A, 3.474% 1/15/46 (b)	492,137	413,415
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	1,561,530	1,523,741
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(d)	2,429,000	2,339,365
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	1,198,676	1,163,544
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	1,887,884	1,826,024
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(d)	1,944,015	1,885,755
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (b)(c)(d)	2,085,721	2,025,602
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	2,607,000	2,504,018
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (b)(c)(d)	2,729,841	2,672,599
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,761,173	1,599,955
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (b)(c)(d)	1,361,000	1,314,214
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	1,290,693	1,254,950
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (b)(c)(d)	1,582,694	1,556,914
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(d)	1,318,912	1,290,823
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(d)	1,717,039	1,667,786
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(d)	1,021,083	990,299
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	885,205	868,206
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(d)	2,283,000	2,227,763
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(d)	444,749	433,774
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(d)	1,392,832	1,358,773
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(d)	1,993,704	1,945,289
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(d)	2,529,561	2,472,145
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	739,671	605,790
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	708,550	557,366
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(d)	1,367,988	1,327,129
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (b)(c)(d)	3,167,000	3,050,363
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (b)(c)(d)	981,516	968,147
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (b)(c)(d)	1,319,772	1,305,153
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (b)(c)(d)	2,186,940	2,139,210
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(d)	2,223,747	2,152,543
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(d)	1,390,072	1,355,163
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (b)(c)(d)	573,573	555,935
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(d)	461,006	448,725
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	2,357,478	2,295,429
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (b)(c)(d)	1,823,166	1,776,765
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(d)	5,340,000	5,188,579
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (b)(c)(d)	1,904,754	1,868,194
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(d)	1,997,385	1,968,826
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.6337% 1/25/36 (c)(d)	49,210	48,095
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(d)	760,982	740,951
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,441,420	1,183,335
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,562,195	1,357,741
Class A2II, 4.008% 12/5/51 (b)	1,395,455	1,089,954
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,332,119	1,049,463
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(d)	2,604,698	2,541,826
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(d)	2,626,000	2,560,909
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,401,426	1,060,635
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,793,679
1.884% 7/15/50 (b)	733,000	645,292
2.328% 7/15/52 (b)	560,000	469,587
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (b)(c)(d)	413,740	408,111
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(d)	2,727,000	2,664,413
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	256,728	251,341
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (b)(c)(d)	2,313,924	2,244,995
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	2,177,375	2,114,882
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.2487% 9/25/34 (c)(d)	2,132	2,011
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,547,856	1,172,548
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	2,118,748	1,663,281
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (b)(c)(d)	2,009,654	1,974,286
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(d)	1,277,198	1,249,814
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	2,613,900	2,543,108
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(d)	1,289,773	1,257,115
TOTAL ASSET-BACKED SECURITIES (Cost $146,526,816)		137,108,379

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,029,273	973,756
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	475	419
TOTAL PRIVATE SPONSOR		974,175
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	7,753	7,780
Series 1999-57 Class PH, 6.5% 12/25/29	21,545	21,823
TOTAL U.S. GOVERNMENT AGENCY		29,603
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,057,666)		1,003,778

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.486% 1/15/39 (b)(c)(d)	1,415,000	1,369,153
Class B, CME Term SOFR 1 Month Index + 1.550% 5.886% 1/15/39 (b)(c)(d)	267,000	255,625
Class C, CME Term SOFR 1 Month Index + 2.150% 6.486% 1/15/39 (b)(c)(d)	191,000	181,202
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,093,552
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	234,223
Class CNM, 3.7186% 11/5/32 (b)(c)	110,000	92,144
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	110,178
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	174,807
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	400,879
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	360,769
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,754,797
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 6.368% 11/15/28 (b)(c)(d)	1,079,000	1,066,381
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.2336% 4/15/37 (b)(c)(d)	5,047,000	4,925,858
Class B, CME Term SOFR 1 Month Index + 2.440% 6.7826% 4/15/37 (b)(c)(d)	1,341,000	1,259,899
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.0071% 10/15/36 (b)(c)(d)	2,648,253	2,541,977
Class B, 1 month U.S. LIBOR + 0.890% 5.2168% 10/15/36 (b)(c)(d)	396,287	374,918
Class C, 1 month U.S. LIBOR + 1.090% 5.4166% 10/15/36 (b)(c)(d)	530,325	498,404
Class D, 1 month U.S. LIBOR + 1.290% 5.6163% 10/15/36 (b)(c)(d)	514,682	478,863
Class E, 1 month U.S. LIBOR + 1.940% 6.2655% 10/15/36 (b)(c)(d)	1,789,733	1,671,914
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.3485% 2/15/39 (b)(c)(d)	3,336,634	3,214,987
Class B, CME Term SOFR 1 Month Index + 1.310% 5.6479% 2/15/39 (b)(c)(d)	1,005,446	953,556
Class C, CME Term SOFR 1 Month Index + 1.560% 5.8973% 2/15/39 (b)(c)(d)	1,005,446	946,800
Class D, CME Term SOFR 1 Month Index + 1.960% 6.2964% 2/15/39 (b)(c)(d)	1,005,446	936,251
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.943% 9/15/37 (b)(c)(d)	455,393	406,070
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.618% 4/15/34 (b)(c)(d)	1,007,281	971,886
Class C, 1 month U.S. LIBOR + 1.600% 5.918% 4/15/34 (b)(c)(d)	665,897	637,185
Class D, 1 month U.S. LIBOR + 1.900% 6.218% 4/15/34 (b)(c)(d)	699,023	655,909
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.5301% 10/15/36 (b)(c)(d)	806,653	792,433
Class C, CME Term SOFR 1 Month Index + 1.360% 5.7001% 10/15/36 (b)(c)(d)	1,014,182	988,644
Class D, CME Term SOFR 1 Month Index + 1.560% 5.9001% 10/15/36 (b)(c)(d)	1,436,280	1,390,621
Class E, CME Term SOFR 1 Month Index + 1.910% 6.2501% 10/15/36 (b)(c)(d)	2,018,196	1,947,688
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.5006% 10/15/39 (b)(c)(d)	1,404,000	1,395,208
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.8167% 4/15/37 (b)(c)(d)	2,538,422	2,484,363
Class B, CME Term SOFR 1 Month Index + 1.940% 6.2657% 4/15/37 (b)(c)(d)	1,293,951	1,252,618
Class C, CME Term SOFR 1 Month Index + 2.290% 6.6157% 4/15/37 (b)(c)(d)	292,213	278,670
Class D, CME Term SOFR 1 Month Index + 2.830% 7.1647% 4/15/37 (b)(c)(d)	244,600	230,813
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.318% 4/15/34 (b)(c)(d)	1,656,308	1,617,581
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.3701% 10/15/36 (b)(c)(d)	496,755	490,631
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,947,177	2,551,024
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.438% 6/15/34 (b)(c)(d)	2,419,570	2,361,128
Class B, 1 month U.S. LIBOR + 1.500% 5.818% 6/15/34 (b)(c)(d)	476,425	453,276
Class C, 1 month U.S. LIBOR + 1.750% 6.068% 6/15/34 (b)(c)(d)	538,224	499,511
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.618% 8/15/36 (b)(c)(d)	25,542	25,307
Class D, 1 month U.S. LIBOR + 3.050% 7.368% 8/15/36 (b)(c)(d)	352,500	343,186
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	376,209
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.548% 5/15/36 (b)(c)(d)	1,290,000	1,267,208
Class C, 1 month U.S. LIBOR + 1.430% 5.748% 5/15/36 (b)(c)(d)	243,000	238,131
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	591,140	528,447
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	1,129,357	1,077,442
Class B, 4.5349% 4/15/36 (b)	347,211	326,827
Class C, 4.782% 4/15/36 (b)(c)	233,110	218,595
Class D, 4.782% 4/15/36 (b)(c)	465,913	429,370
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.019% 11/15/38 (b)(c)(d)	3,658,294	3,511,435
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.398% 7/15/38 (b)(c)(d)	1,183,145	1,149,010
Class B, 1 month U.S. LIBOR + 1.380% 5.698% 7/15/38 (b)(c)(d)	673,573	647,381
Class C, 1 month U.S. LIBOR + 1.700% 6.018% 7/15/38 (b)(c)(d)	2,437,552	2,339,714
Class D, 1 month U.S. LIBOR + 2.250% 6.568% 7/15/38 (b)(c)(d)	1,001,573	958,862
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.268% 10/15/36 (b)(c)(d)	1,559,690	1,454,113
Class B, 1 month U.S. LIBOR + 1.150% 5.468% 10/15/36 (b)(c)(d)	241,085	223,259
Class C, 1 month U.S. LIBOR + 1.550% 5.868% 10/15/36 (b)(c)(d)	198,757	182,540
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.8246% 8/15/39 (b)(c)(d)	2,328,000	2,312,693
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	196,407
Class DFX, 5.3503% 7/5/33 (b)	386,779	336,686
Class EFX, 5.3635% 7/5/33 (b)(c)	470,207	405,524
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.6309% 5/15/39 (b)(c)(d)	3,430,000	3,344,069
Class B, CME Term SOFR 1 Month Index + 1.790% 6.1295% 5/15/39 (b)(c)(d)	2,383,000	2,308,377
Class C, CME Term SOFR 1 Month Index + 2.090% 6.4287% 5/15/39 (b)(c)(d)	1,335,000	1,291,523
Class D, CME Term SOFR 1 Month Index + 2.540% 6.8775% 5/15/39 (b)(c)(d)	1,187,000	1,136,644
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.018% 3/15/38 (b)(c)(d)	2,199,143	2,129,461
Class B, 1 month U.S. LIBOR + 0.880% 5.198% 3/15/38 (b)(c)(d)	530,641	507,003
Class C, 1 month U.S. LIBOR + 1.100% 5.418% 3/15/38 (b)(c)(d)	333,761	317,218
Class D, 1 month U.S. LIBOR + 1.400% 5.718% 3/15/38 (b)(c)(d)	464,311	439,842
Class E, 1 month U.S. LIBOR + 1.750% 6.068% 3/15/38 (b)(c)(d)	405,819	383,924
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.568% 8/15/33 (b)(c)(d)	1,059,546	994,581
Class C, 1 month U.S. LIBOR + 1.500% 5.818% 8/15/33 (b)(c)(d)	2,551,942	2,377,298
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,386,929
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,799,061
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	371,442	335,522
Class C, 3.1771% 11/10/36 (b)(c)	356,413	311,057
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (b)(c)(d)	139,306	137,576
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	916,021	934,902
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.3356% 2/15/39 (b)(c)(d)	642,000	603,962
Class C, CME Term SOFR 1 Month Index + 2.650% 6.9856% 2/15/39 (b)(c)(d)	334,000	311,878
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.0487% 11/15/38 (b)(c)(d)	2,470,353	2,375,870
Class B, 1 month U.S. LIBOR + 1.070% 5.3977% 11/15/38 (b)(c)(d)	1,414,917	1,347,496
Class C, 1 month U.S. LIBOR + 1.320% 5.6469% 11/15/38 (b)(c)(d)	878,763	834,687
Class D, 1 month U.S. LIBOR + 1.570% 5.8961% 11/15/38 (b)(c)(d)	577,561	545,697
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,363,050
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	86,267
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.518% 5/15/31 (b)(c)(d)	1,349,000	1,267,812
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	976,679
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	808,226
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $103,494,209)		97,507,353

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009:
7.35% 11/1/39	245,000	299,065
7.55% 4/1/39	1,100,000	1,376,795
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	900,000	976,716
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	414,545	414,762
5.1% 6/1/33	1,475,000	1,415,615
Series 2010-1, 6.63% 2/1/35	3,770,000	3,821,679
Series 2010-3:
6.725% 4/1/35	2,910,000	2,964,354
7.35% 7/1/35	1,578,571	1,660,696
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,390,912
TOTAL MUNICIPAL SECURITIES (Cost $16,431,755)		15,320,594

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,473,018
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	877,732
4.5% 4/22/60 (b)	736,000	650,118
State of Qatar 4.4% 4/16/50 (b)	2,181,000	1,985,119
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,812,113)		4,985,987

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,809,502)	1,810,000	1,789,475

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	983,000	981,182
4.682% 8/9/28 (c)	847,000	812,934
Regions Bank 6.45% 6/26/37	2,368,000	2,462,255
TOTAL BANK NOTES (Cost $4,269,986)		4,256,371

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (h)	167,296,908	167,330,367
Fidelity Securities Lending Cash Central Fund 4.37% (h)(i)	53,353,956	53,359,291
TOTAL MONEY MARKET FUNDS (Cost $220,689,264)		220,689,658

TOTAL INVESTMENT IN SECURITIES - 117.3% (Cost $3,166,189,595)	2,885,101,814
NET OTHER ASSETS (LIABILITIES) - (17.3)%	(426,544,879)
NET ASSETS - 100.0%	2,458,556,935

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 1/1/53	(9,450,000)	(7,928,267)
2% 1/1/53	(11,800,000)	(9,899,846)
2% 1/1/53	(4,600,000)	(3,859,262)
2% 1/1/53	(11,800,000)	(9,899,846)
2% 2/1/53	(2,350,000)	(1,973,691)
2.5% 1/1/53	(11,900,000)	(10,308,294)
2.5% 1/1/53	(8,800,000)	(7,622,940)
3% 1/1/53	(6,050,000)	(5,388,593)
3% 1/1/53	(1,500,000)	(1,336,015)
3% 1/1/53	(1,500,000)	(1,336,015)
3% 1/1/53	(3,950,000)	(3,518,172)
3% 1/1/53	(1,325,000)	(1,180,146)
3.5% 1/1/53	(5,600,000)	(5,145,168)

TOTAL GINNIE MAE		(69,396,255)

Uniform Mortgage Backed Securities
1.5% 1/1/38	(5,900,000)	(5,121,523)
1.5% 1/1/38	(3,800,000)	(3,298,608)
1.5% 1/1/38	(3,900,000)	(3,385,413)
2% 1/1/38	(5,400,000)	(4,810,051)
2% 1/1/38	(4,700,000)	(4,186,525)
2% 1/1/38	(1,000,000)	(890,750)
2% 1/1/38	(3,300,000)	(2,939,475)
2% 1/1/53	(7,350,000)	(5,999,208)
2% 1/1/53	(14,650,000)	(11,957,605)
2% 1/1/53	(750,000)	(612,164)
2% 1/1/53	(300,000)	(244,866)
2% 1/1/53	(14,350,000)	(11,712,740)
2% 1/1/53	(7,350,000)	(5,999,208)
2% 1/1/53	(7,350,000)	(5,999,208)
2.5% 1/1/53	(13,900,000)	(11,784,594)
2.5% 1/1/53	(6,350,000)	(5,383,609)
2.5% 1/1/53	(6,350,000)	(5,383,609)
2.5% 1/1/53	(9,850,000)	(8,350,953)
2.5% 1/1/53	(4,050,000)	(3,433,641)
2.5% 1/1/53	(6,150,000)	(5,214,047)
3.5% 1/1/53	(1,500,000)	(1,364,179)
3.5% 1/1/53	(2,800,000)	(2,546,467)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(110,618,443)

TOTAL TBA SALE COMMITMENTS (Proceeds $182,342,113)		(180,014,698)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,871,717 or 13.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $652,729.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	231,714,564	488,512,405	552,896,603	3,266,453	-	1	167,330,367	0.4%
Fidelity Securities Lending Cash Central Fund 4.37%	25,486,340	706,381,086	678,508,135	101,016	-	-	53,359,291	0.2%
Total	257,200,904	1,194,893,491	1,231,404,738	3,367,469	-	1	220,689,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	746,133,672	-	746,133,672	-

U.S. Government and Government Agency Obligations	1,016,570,034	-	1,016,570,034	-

U.S. Government Agency - Mortgage Securities	639,736,513	-	639,736,513	-

Asset-Backed Securities	137,108,379	-	137,108,379	-

Collateralized Mortgage Obligations	1,003,778	-	1,003,778	-

Commercial Mortgage Securities	97,507,353	-	97,507,353	-

Municipal Securities	15,320,594	-	15,320,594	-

Foreign Government and Government Agency Obligations	4,985,987	-	4,985,987	-

Supranational Obligations	1,789,475	-	1,789,475	-

Bank Notes	4,256,371	-	4,256,371	-

Money Market Funds	220,689,658	220,689,658	-	-
Total Investments in Securities:	2,885,101,814	220,689,658	2,664,412,156	-
Other Financial Instruments:

TBA Sale Commitments	(180,014,698)	-	(180,014,698)	-
Total Other Financial Instruments:	(180,014,698)	-	(180,014,698)	-
Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $51,963,198) - See accompanying schedule:
Unaffiliated issuers (cost $2,945,500,331)	$2,664,412,156
Fidelity Central Funds (cost $220,689,264)	220,689,658

Total Investment in Securities (cost $3,166,189,595)		$2,885,101,814
Cash		99,914
Receivable for investments sold		16,216
Receivable for TBA sale commitments		182,342,113
Interest receivable		17,857,003
Distributions receivable from Fidelity Central Funds		697,643
Other receivables		83
Total assets		3,086,114,786
Liabilities
TBA sale commitments, at value	$180,014,698
Payable for investments purchased on a delayed delivery basis	393,742,801
Payable for fund shares redeemed	178,329
Distributions payable	259,699
Other payables and accrued expenses	3,033
Collateral on securities loaned	53,359,291
Total Liabilities		627,557,851
Net Assets		$2,458,556,935
Net Assets consist of:
Paid in capital		$2,788,102,311
Total accumulated earnings (loss)		(329,545,376)
Net Assets		$2,458,556,935
Net Asset Value , offering price and redemption price per share ($2,458,556,935 ÷ 26,797,659 shares)		$91.75

Statement of Operations
		Year ended December 31, 2022
Investment Income
Interest		$60,666,015
Income from Fidelity Central Funds (including $101,016 from security lending)		3,367,469
Total Income		64,033,484
Expenses
Custodian fees and expenses	8,857
Independent trustees' fees and expenses	7,331
Total expenses before reductions	16,188
Expense reductions	(2,177)
Total expenses after reductions		14,011
Net Investment income (loss)		64,019,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(53,243,067)
Total net realized gain (loss)		(53,243,067)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(328,810,527)
Fidelity Central Funds	1
TBA Sale commitments	2,359,406
Total change in net unrealized appreciation (depreciation)		(326,451,120)
Net gain (loss)		(379,694,187)
Net increase (decrease) in net assets resulting from operations		$(315,674,714)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,019,473	$156,048,976
Net realized gain (loss)	(53,243,067)	190,010,810
Change in net unrealized appreciation (depreciation)	(326,451,120)	(363,557,617)
Net increase (decrease) in net assets resulting from operations	(315,674,714)	(17,497,831)
Distributions to shareholders	(87,992,171)	(296,459,334)
Affiliated share transactions
Proceeds from sales of shares	438,669,539	810,474,721
Reinvestment of distributions	87,727,625	288,159,125
Cost of shares redeemed	(68,825,551)	(5,499,418,177)
Net increase (decrease) in net assets resulting from share transactions	457,571,613	(4,400,784,331)
Total increase (decrease) in net assets	53,904,728	(4,714,741,496)

Net Assets
Beginning of period	2,404,652,207	7,119,393,703
End of period	$2,458,556,935	$2,404,652,207

Other Information
Shares
Sold	4,589,574	7,260,264
Issued in reinvestment of distributions	895,999	2,589,884
Redeemed	(710,597)	(49,770,526)
Net increase (decrease)	4,774,976	(39,920,378)

Financial Highlights
VIP Investment Grade Central Fund

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$109.19	$114.93	$108.80	$102.31	$105.26
Income from Investment Operations
Net investment income (loss) A,B	2.711	2.481	3.026	3.371	3.163
Net realized and unrealized gain (loss)	(16.386)	(2.817)	7.583	6.606	(3.209)
Total from investment operations	(13.675)	(.336)	10.609	9.977	(.046)
Distributions from net investment income	(2.765)	(2.717)	(3.070)	(3.487)	(2.904)
Distributions from net realized gain	(1.000)	(2.687)	(1.409)	-	-
Total distributions	(3.765)	(5.404)	(4.479)	(3.487)	(2.904)
Net asset value, end of period	$91.75	$109.19	$114.93	$108.80	$102.31
Total Return C	(12.69)%	(.28)%	9.87%	9.87%	(.01)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.79%	2.23%	2.68%	3.16%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,458,557	$2,404,652	$7,119,394	$6,014,480	$5,269,137
Portfolio turnover rate G	188%	178% H	169%	146%	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,720,141
Gross unrealized depreciation	(281,767,253)
Net unrealized appreciation (depreciation)	$(277,047,112)
Tax Cost	$3,164,476,341

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(52,498,265)
Net unrealized appreciation (depreciation) on securities and other investments	$(277,047,112)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(36,445,818)
Long-term	(16,052,447)
Total capital loss carryforward	$(52,498,265)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$65,959,747	$154,285,209
Long-term Capital Gains	22,032,424	142,174,125
Total	$87,992,171	$296,459,334

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	2,803,852,803	2,605,355,306

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity VIP Investment Grade Central Fund	48,802,199	149,804,083	5,391,666,950

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$10,732	$-	$-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,177.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	13.6%
VIP Asset Manager Growth Portfolio	1.7%
VIP Balanced Portfolio	84.7%

9. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of VIP Investment Grade Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 10, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® VIP Investment Grade Central Fund	0.0007%
Actual		$ 1,000	$ 972.90	$- D
Hypothetical- B		$ 1,000	$ 1,025.20	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A total of 22.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $154,217,826 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.831202.116
VIGC-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$82,100	$-	$12,000	$1,800

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$78,600	$-	$11,900	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022A	December 31, 2021A
Deloitte Entities	$471,400	$535,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023